Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	27 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	39 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	51 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	75 Months Ended	82 Months Ended	84 Months Ended	87 Months Ended	94 Months Ended	96 Months Ended	99 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Nov. 30, 2020	Apr. 30, 2018	Sep. 30, 2016	Jul. 31, 2016	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
C000225233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Balanced Fund (Institutional Class/GCBUX)
Accumulated Value	$ 250,000					$ 287,232					$ 265,065				$ 275,686				$ 309,351				$ 324,625				$ 361,615
C000020964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Balanced Fund (Individual Investor Class/GCBLX)
Accumulated Value				$ 10,000					$ 10,907				$ 11,705				$ 12,880				$ 13,934				$ 17,398				$ 16,012			$ 16,599			$ 18,572			$ 19,433		$ 21,586
C000020965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Equity Fund (Individual Investor Class/GCEQX)
Accumulated Value				10,000					11,542				13,217				14,450				16,465				22,705				20,743			23,308			28,056			32,085		37,627
C000202490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Equity Fund (Institutional Class/GCEUX)
Accumulated Value		$ 250,000			$ 266,262					$ 291,946				$ 333,648				$ 461,522				$ 422,836				$ 476,626				$ 575,378			$ 660,031			$ 776,360
C000173337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century MSCI International Index Fund (Individual Investor Class/GCINX)
Accumulated Value			$ 10,000				$ 11,418					$ 11,832				$ 11,617				$ 12,346				$ 15,896				$ 12,977			$ 14,513			$ 16,125			$ 16,925		$ 19,485
C000173338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century MSCI International Index Fund (Institutional Class/GCIFX)
Accumulated Value			250,000				285,911					297,062				292,820				311,873				402,599				329,930			370,025			412,414			434,011		501,157
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Balanced Index
Accumulated Value	250,000			10,000		283,354			10,941		268,882		11,949		288,209		12,840		332,204		14,120		368,721		17,167		416,718		16,291			17,462			20,127			22,340		25,248
Custom Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Index
Accumulated Value	250,000			10,000		284,004			10,999		268,082		12,025		288,673		12,971		334,095		14,262		372,080		17,427		421,170		16,450			17,714			20,501			22,831		25,844
Lipper Balanced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Lipper Balanced
Accumulated Value	250,000			10,000		282,804			10,961		259,940		11,789		273,888		12,423		308,270		13,298		335,968		16,394		379,116		15,068			15,877			17,870			19,475		21,977
S And P Composite 1500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Composite 1500
Accumulated Value	$ 250,000			10,000		$ 307,317			11,600		$ 292,739		13,494		$ 329,873		14,444		$ 401,039		15,947		$ 461,302		21,930		$ 553,411		20,890			23,540			28,619			32,919		39,492
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value		$ 250,000		$ 10,000	$ 267,182				$ 11,604	$ 288,519			$ 13,489	$ 323,019			$ 14,566	$ 440,744			$ 16,308	$ 420,296			$ 22,251	$ 475,000			$ 21,219	$ 580,204		$ 23,980	$ 674,964		$ 29,292	$ 807,014		$ 34,076		$ 40,742
MSCI World ex USA C000173338 Index [Member]
Account Value [Line Items]
Accumulated Value			250,000				289,393					308,214				301,020				295,848				387,564				336,421			388,475			431,666			490,813		613,498
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World ex USA Index
Accumulated Value			$ 10,000				$ 11,576					$ 12,329				$ 12,041				$ 11,834				$ 15,503				$ 13,457			$ 15,539			$ 17,267			$ 19,633		$ 24,540